Secured Term Loan Facilities and Revolving Credit Facilities	6 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
4.	Secured Term Loan Facilities and Revolving Credit Facilities

The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current liabilities at June 30, 2018 and December 31, 2017:

	December 31, 2017	June 30, 2018
	(in thousands)
Current Liability
Current portion of long-term debt	$(83,352)	$(75,039)
Less: current portion of deferred financing costs	1,793	1,765

Current portion of secured term loan facility, net of deferred financing costs	$(81,559)	$(73,274)

Non-Current Liability
Secured term loan facilities net of current portion	$(688,838)	$(657,339)
Less: non-current portion of deferred financing costs	7,180	6,305

Non-current secured term loan facilities, net of current portion and non-current deferred financing costs	$(681,658)	$(651,034)